Other accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31, 2025	December 31, 2024
Governmental institution	$4,735	$3,458
Employees and related expenses	45,955	45,936
Income tax payable	6,160	756
Accrued expenses	11,883	10,649
Advances from customers	658	666
Other	1,853	1,865
	$71,244	$63,330